Fair value of financial instruments - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset transfers from level 2 to level 1	£ 33,500,000,000	£ 0
Liability transfers from level 2 to level 1	(9,800,000,000)	0
Assets transferred into level 3	700,000,000	0
Liabilities transferred into level 3	(2,800,000,000)	0
Deposits at amortised cost from bank and customers	344,751,000,000	319,376,000,000
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from bank and customers	4,156,000,000	4,844,000,000
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(29,000,000)
Level 3 | Financial instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Difference between initial FV and transaction price to be recognised in profit or loss	258,000,000	267,000,000
Difference between initial FV and transaction price to be recognised in profit or loss, additions	54,000,000	177,000,000
Difference between initial FV and transaction price to be recognised in profit or loss, amortisation and releases	63,000,000	104,000,000
Level 3 | Financial instruments at amortised cost
Disclosure of detailed information about financial instruments [line items]
Difference between initial FV and transaction price to be recognised in profit or loss	16,000,000	17,000,000
Difference between initial FV and transaction price to be recognised in profit or loss, additions	0	0
Difference between initial FV and transaction price to be recognised in profit or loss, amortisation and releases	1,000,000	1,000,000
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	89,000,000
Fair value adjustments	(618,000,000)	(529,000,000)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	43,000,000
Fair value adjustments	62,000,000	19,000,000
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(155,000,000)	(184,000,000)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	11,000,000
Fair value adjustments	119,000,000	108,000,000
Level 3 | Top of range
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,311,000,000	1,231,000,000
Unfavorable changes	£ 1,192,000,000	£ 1,554,000,000